Income Taxes (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Feb. 28, 2022	Feb. 28, 2021
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	0.00%	0.00%
Deferred tax asset	$ 1,375,870		$ 1,235,861	$ 1,095,494
Valuation allowance	$ 1,375,870		$ 1,235,861	$ 1,095,494
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent		21.00%		21.00%
Foreign Tax Authority [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent		16.50%		16.50%
Foreign Tax Authority [Member] | State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent		25.00%		25.00%